EMPLOYEE BENEFITS (Details) - Schedule of movement of employee benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans Abstract
Opening balance	$ 82,365	$ 101,087
Increase (decrease) current service provision	11,242	(7,384)
Benefits paid	(4,390)	(6,018)
Actuarial (gains) losses	10,636	5,819
Currency translation	(6,283)	(11,139)
Closing balance	$ 93,570	$ 82,365